Expense Example - SFT Government Money Market Fund - SFT Government Money Market Fund	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	$ 766